Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

10. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the first HK$2 million of profits earned by the qualifying group entities incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. The profits of group entities incorporated in Hong Kong not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%. In addition, payments of dividends from Hong Kong subsidiaries to their shareholders are not subject to any Hong Kong withholding tax.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises (“FIE”) are subject to a uniform tax rate of 25%. Zigong Noah Financial Service Co., Ltd. falls within the encouraged industries catalogue in Western China, which is eligible for preferential income tax rate of 15%. Ark (Shanghai) Network Technology Co., Ltd. obtained the approval for preferential income tax rate of 15% due to High and New Technology Enterprise in November 2020 and such preferential income tax rate will expire in November 2023. Shanghai Nuorong Information Technology Co., Ltd. obtained the approval for preferential income tax rate of 15% due to High and New Technology Enterprise in November 2022 and such preferential income tax rate will expire in November 2025.

(Loss) income before income taxes consists of:

	Year Ended December 31,
	(Amount in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Mainland China	846,584	686,188	588,048	85,259
Hong Kong	345,758	584,236	389,517	56,475
Cayman Islands	(1,811,849)	(66,140)	39,463	5,721
Others	34,188	93,758	132,521	19,212
Total	(585,319)	1,298,042	1,149,549	166,667

The tax expense comprises:

	Year Ended December 31,
	(Amount in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current Tax	324,620	413,603	354,108	51,341
Deferred Tax	(66,160)	(119,663)	(87,000)	(12,614)
Total	258,460	293,940	267,108	38,727

Reconciliation between the statutory tax rate to (loss) income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2020	2021	2022
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(0.33)%	0.18%	(0.07)%
Effect of non-deductible settlement expenses	(78.12)%	0.40%	—
Effect of tax-free investment income	1.47%	(0.57)%	(0.72)%
Effect of different tax rate of subsidiary in other jurisdiction	6.44%	(4.85)%	(6.61)%
Effect of deferred tax asset allowance	(4.13)%	1.56%	7.22%
Effect of tax holidays	2.01%	(1.27)%	(0.92)%
Effect of income from equity in fund of fund	0.16%	2.91%	1.21%
Effect of dividend withholding tax	—	—	1.74%
Effect of true-ups	3.28%	(0.82)%	(3.36)%
Effect of others	0.06%	0.10%	(0.25)%
	(44.16)%	22.64%	23.24%

The aggregate amount and per share effect of the tax holidays (including effect of timing difference reversed in the year with different rate) are as follows:

	Year Ended December 31,
	(Amount in Thousands Except Shares Data)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Aggregate	11,753	16,422	10,594	1,536
Per share effect-basic	0.38	0.49	0.31	0.04
Per share effect-diluted	0.38	0.49	0.31	0.04

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and payroll	26,271	159,817	23,171
Tax loss carry forward	489,179	491,311	71,233
Unrealized other loss	4,895	5,876	852
Provision for impairment of investments	39,300	39,300	5,698
Provision for allowance of credit losses	45,750	42,050	6,097
Provision for contingent liability	—	24,750	3,588
Others	2,323	6,804	986
Gross deferred tax assets	607,718	769,908	111,625
Valuation allowance	(271,813)	(333,467)	(48,347)
Net deferred tax assets	335,905	436,441	63,278
Deferred tax liabilities:
Unrealized investment income	42,276	44,414	6,439
Dividend withholding tax	—	20,000	2,900
Acquired deferred tax liabilities (Note 7)	191,858	185,354	26,874
Net deferred tax liabilities (after offsetting)	234,134	249,768	36,213

Deferred tax assets and liabilities have been offset where the Group has a legally enforceable right to do so, and intends to settle on a net basis.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. As of December 31, 2022, operating loss carry forward amounted to RMB2,065,137 for the PRC and Hong Kong income tax purpose. According to the Article 18 of PRC Tax Law, the enterprise can carry over the losses to the succeeding five tax years, tax loss carried forward that the Group recognized for PRC subsidiaries and VIEs will begin to expire from 2023 to 2028.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
	(Amount in Thousands)
Balance at beginning of the year	56,653	60,628	271,813
Provided	24,196	20,275	94,856
Addition due to acquisition	—	193,826	—
Write off	(20,221)	(2,916)	(9,472)
Reverse	—	—	(23,730)
Balance at ending of the year	60,628	271,813	333,467

Refer to Note 7, the acquisition of Nuohong resulted in an increase of RMB193,826 in both deferred tax assets of tax loss carried forward and related valuation allowance as the Group estimated that accumulated loss of Nuohong can’t be realized in the future based on its intent to use.

In accordance with the EIT Law, dividends, which arise from profits of FIEs earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The accumulated undistributed earnings of the Group’s PRC subsidiaries were RMB4.6 billion and RMB5.1 billion as of December 31, 2021 and 2022, respectively.

Prior to 2022, the Group intended to indefinitely reinvest the undistributed earnings of the Group’s PRC subsidiaries. Referring to Note 21, a final dividend of approximately RMB176.5 million in respect of the year ended December 31, 2022 has been recommended by the board of directors of the Company. To execute the dividend plan, the board of Noah Group has approved to distribute cash dividends of RMB200.0 million to the Company, and the Group recorded a deferred tax liability of RMB20.0 million as of December 31, 2022 accordingly. The remaining undistributed earnings of the Group’s PRC subsidiaries would be indefinitely reinvested.

Aggregate undistributed earnings of the Group’s VIE companies located in the PRC that are available for distribution to the Group were approximately RMB2.4 billion and RMB3.1 billion as of December 31, 2021 and 2022, respectively. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

The Group did not record any uncertain tax positions during the years ended December 31, 2020, 2021 and 2022. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.